Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedules of Concentration of Risk, by Risk Factor
The following table summarize our merchants that represented 10% or more of Accounts receivable, net and Revenue:

	Accounts Receivable, Net		Revenue
	As of December 31,		Year Ended December 31,
	2022	2021	2022	2021	2020
Customer A	22%	32%	13%	16%	18%
Customer B	*	*	*	*	10%
Customer C	*	11%	*	*	*
________________
*Represents less than 10%

Property, Plant and Equipment
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	5 – 7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2022	2021
	(in thousands)
Computer equipment	$6,912	$6,104
Furniture and office equipment	2,531	2,216
Leasehold improvements	16,576	12,825
Property and equipment, gross	26,019	21,145
Less: accumulated depreciation and amortization	(7,433)	(4,177)
Property and equipment, net	$18,586	$16,968